Expense Example, No Redemption - Hartford Multi-Asset Income and Growth Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	$ 2,052